Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	108 Months Ended		120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000146391 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class A/ROBAX)
Account Value		$ 12,496	$ 12,496	$ 12,496		$ 12,496	$ 11,516	$ 11,108	$ 12,209	$ 11,216	$ 11,166	$ 9,715	$ 10,382	$ 9,925	$ 9,930	$ 9,427
Average Annual Return, Percent	[1],[2]	4.43%	1.49%			2.25%
C000146391 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class A/ROBAX) - excluding sales load
Average Annual Return, Percent		8.51%	2.28%			2.86%
C000146392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class C/ROBCX)
Account Value		$ 12,304	$ 12,304	12,304		$ 12,304	11,420	11,101	12,298	11,369	11,407	9,999	10,779	10,370	10,460	10,000
Average Annual Return, Percent	[3]	6.74%	1.53%			2.10%
C000146392 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class C/ROBCX) - excluding sales load
Average Annual Return, Percent		7.74%	1.53%			2.10%
C000146393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)
Account Value		$ 1,359,072	$ 1,359,072	1,359,072		$ 1,359,072	1,248,067	1,202,288	1,318,085	1,206,354	1,198,028	1,040,801	1,109,434	1,056,783	1,055,826	1,000,000
Average Annual Return, Percent		8.89%	2.55%			3.12%
C000164392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class A/RBNAX)
Account Value		$ 16,088	$ 16,088	$ 16,088		$ 16,088	13,951	12,434	13,444	11,995	12,883	11,122	11,771	11,140	9,425
Average Annual Return, Percent	[4]	10.45%	3.64%	5.43%	[5]
C000164392 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class A/RBNAX) - excluding sales load
Average Annual Return, Percent		15.32%	4.54%	6.12%	[5]
C000164393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class C/RBNCX)
Account Value		$ 15,936	$ 15,936	$ 15,936		15,936	13,930	12,503	13,618	12,252	13,263	11,532	12,287	11,723	10,000
Average Annual Return, Percent	[6]	13.40%	3.74%	5.31%	[7]
C000164393 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class C/RBNCX) - excluding sales load
Average Annual Return, Percent		14.40%	3.74%	5.31%	[7]
C000164394 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Institutional Class/RBNNX)
Account Value		$ 1,744,440	$ 1,744,440	$ 1,744,440		1,744,440	1,508,709	1,342,507	1,448,111	1,288,692	1,380,505	1,188,723	1,254,783	1,184,591	1,000,000
Average Annual Return, Percent		15.62%	4.79%	6.38%	[8]
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Account Value		$ 12,494	$ 12,494	$ 12,494		$ 12,494	12,364	11,620	12,703	12,513	11,893	11,060	10,920	10,356	10,330	10,000
Average Annual Return, Percent		1.05%	0.99%			2.25%
Bloomberg Global Aggregate Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Index
Account Value		$ 11,781	$ 11,781	$ 11,781		$ 11,781	11,699	10,709	12,897	13,324	12,109	10,935	11,293	10,367	10,000
Average Annual Return, Percent		0.70%	(0.55%)	1.84%	[5],[7],[8]
Bloomberg Short Intermediate 1 10 Year Muni Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Intermediate 1-10 Year Muni Bond Index
Account Value		$ 11,836	$ 11,836	$ 11,836		$ 11,836	$ 11,703	$ 11,218	$ 11,749	$ 11,699	$ 11,252	$ 10,692	$ 10,515	$ 10,205	$ 10,220	$ 10,000
Average Annual Return, Percent		1.14%	1.02%			1.70%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	Maximum sales charge (load) of 3.75% of offering price.
[3]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[4]	Maximum sales charge (load) of 4.25% of offering price.
[5]	Class A shares commenced operations on December 31, 2015.
[6]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[7]	Class C shares commenced operations on December 31, 2015.
[8]	Institutional Class shares commenced operations on December 31, 2015.